Business Combinations (Tables)	12 Months Ended
Jun. 30, 2024
Business Combinations [Abstract]
Schedule of Acquisition	According to the independent valuation reports, the purchase prices allocation to the assets acquired and liabilities assumed based on their fair values were as follows:
In USD
Fair value of total consideration transferred:
Equity instrument (32,702,121 ordinary shares issued, 327 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024)	11,350,319
Cash consideration	430,750
Total consideration	11,781,069

Recognized amounts of identifiable assets acquired and liability assumed:
Intangible assets - customer relationships	6,321,792
Deferred tax liabilities	(1,580,448)
Total identifiable net assets	8,624,393
Fair value of non-controlling interest	2,156,098
Goodwill	5,312,774
Less: impairment loss	(5,312,774)
Goodwill, net	-
In USD
Fair value of total consideration transferred:
Equity instrument (14,438,584 ordinary shares issued, 144 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024)	5,593,049
Total consideration	5,593,049

Recognized amounts of identifiable assets acquired and liability assumed:
Intangible assets - customer relationships	1,426,798
Intangible assets - copyrights and trademarks	242,556
Deferred tax liabilities	(417,338)
Total identifiable net assets	2,058,956
Fair value of non-controlling interest	-
Goodwill	3,534,093
Less: impairment loss	(3,534,093)
Goodwill, net	-